Related Party Transactions - Public Offering and Private Placement Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 01, 2025	Mar. 14, 2024	Sep. 30, 2025	Aug. 04, 2025	Mar. 24, 2025	Mar. 12, 2025	Mar. 11, 2025	Dec. 31, 2024	Mar. 19, 2024	Mar. 15, 2024	Dec. 31, 2023
Asset Purchase Agreement
Purchasable stock			4,806,776		2,379,508	2,379,508	23,796,200	2,368,072			1,979,413
Common stock issued			4,806,776					2,368,072			1,979,413
Public Offering and Private Placement
Asset Purchase Agreement
Common stock price	$ 1.1
Common stock issued		357,889
Public Offering
Asset Purchase Agreement
Purchasable stock	2,181,818			2,181,818					328,427	328,427
Common stock price				$ 1.1					$ 6.5	$ 6.5
Share price				$ 1.1					$ 6.5
Public Offering | Chief Executive Officer
Asset Purchase Agreement
Common stock issued				124,200					14,625
Public Offering | Director
Asset Purchase Agreement
Common stock issued				91,800					14,625
Public Offering | Executive Vice President
Asset Purchase Agreement
Common stock issued									3,250
Private Placement
Asset Purchase Agreement
Common stock price	$ 1.38	$ 9.8
Share price	$ 1.38
Net proceeds from the sale of private placement shares	$ 0.2	$ 0.3
Private Placement | Agreements
Asset Purchase Agreement
Common stock issued	143,042	29,462
Private Placement | Chief Executive Officer
Asset Purchase Agreement
Common stock issued	82,159	13,258
Private Placement | Director
Asset Purchase Agreement
Common stock issued	60,883	13,258
Private Placement | Executive Vice President
Asset Purchase Agreement
Common stock issued		2,946							2,946